Guarantor Financial Information - Additional Information (Detail) - Subsequent Events [Member] - Fairfax Financial Holdings Limited [Member]	Feb. 14, 2018 USD ($) shares
Other Financial Information [Line Items]
Face value of debt | $	$ 250,000,000
interest bearing of aggregate principal amount	5.50%
Warrants outstanding | shares	38,461,539